Average Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Leisure Portfolio	Apr. 29, 2024
Select Leisure Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	30.12%
Past 5 years	15.37%
Past 10 years	11.29%
Select Leisure Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	29.59%
Past 5 years	13.35%
Past 10 years	9.32%
Select Leisure Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	18.17%
Past 5 years	11.95%
Past 10 years	8.70%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1518
Average Annual Return:
Past 1 year	30.75%
Past 5 years	11.42%
Past 10 years	10.61%